CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Allowances for doubtful accounts (in dollars)	$ 2,124	$ 2,339
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	39,799	39,363
Ordinary share, shares outstanding	35,318	35,506
Treasury shares	4,481	3,857